Inventory (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2026	Sep. 30, 2025
Inventory Disclosure [Abstract]
Schedule of Inventory	Inventory consists of the following:
	June 30, 2026	September 30, 2025

Raw materials	$1,338	$999
Finished goods	124	436
Total inventory	$1,462	$1,435
Inventory consists of the following:
	September 30,
	2025	2024

Raw materials	$999	$1,550
Finished goods	436	175
Total inventory	$1,435	$1,725